Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

7. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The tax expense (benefit) comprises:

	Years Ended December 31,
	2011	2012
	$	$
Current Tax	9,436,752	9,455,994
Deferred Tax	(1,657,344)	(476,345)

Total	7,779,408	8,979,649

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2011	2012
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.27%	0.95%
Effect of uncertain tax positions	0.53%	(0.48%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.52%)	0.72%
Effect of nondeductible accumulative losses	—	1.68%
Effect of others	0.21%	0.85%

	24.49%	28.72%

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued expenses	2,489,684	3,104,439
Tax loss carry forward	544,771	1,054,789
Unrealized other income	475,835	414,217
Others	58,040	17,569

Gross deferred tax assets	3,568,330	4,591,014
Valuation allowance	—	(527,040)

Net deferred tax assets	3,568,330	4,063,974

Analysis as:
Current	3,030,342	2,958,158
Non-current	537,988	1,105,816

Deferred tax liabilities:
Unrealized investment income	131,943	120,266

Total deferred tax liabilities	131,943	120,266

Analysis as:
Current	131,943	120,266
Non-current	—	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2012, operating loss carry forwards amounted to $4.7 million for the PRC income tax purposes. The loss carrying forwards will begin to expire in 2017. A valuation allowance of $527,040 associated with the operating loss carry forwards was recorded for the year ended December 31, 2012 as it is determined that it is more likely than not that the relevant deferred tax asset will not be realized.

In accordance with the New EIT Law, dividends, which arise from profits of foreign-invested corporations earned after January 1, 2008, are subject to a 10% withholding income tax. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group has both the intent and ability to permanently reinvest undistributed profits of approximately $94.3 million earned from its China subsidiaries. Therefore, no withholding income taxes for undistributed profits on such undistributed profits have been accrued as of December 31, 2012.

The Group recorded an increase of nil for uncertain tax positions during the years ended December 31, 2010, 2011 and 2012. The Company classifies interest and/or penalties related to income tax matters in income tax expense. The Group accrued interest of $98,579, $168,926 and $ 169,389 related to the uncertain tax positions in 2010, 2011 and 2012, respectively. Accrued interest was $267,505 and $436,894 as of December 31, 2011 and 2012, respectively.

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. In 2012, the Group decreased its income tax liability by $322,378 for unrecognized tax benefits previously recorded during the years ended December 31, 2006 as the statute of limitations for certain tax positions had expired under the PRC Tax Administration and Collection Law.

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2009	1,223,250
Gross increases—accrued interest in current period	98,579
Settlements	—
Exchange rate translation	42,293

Unrecognized tax benefit—December 31, 2010	1,364,122
Gross increases—accrued interest in current period	168,926
Settlements	—
Exchange rate translation	61,549

Unrecognized tax benefit—December 31, 2011	1,594,597
Gross increases—accrued interest in current period	169,389
Settlements	—
Reverse due to lapse of statute of limitations	(322,378)
Exchange rate translation	10,289

Unrecognized tax benefit—December 31, 2012	1,451,897